Supplemental Cash Flow Information - Details of Changes in Working Capital and Other Items (Detail) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Disclosure Of Changes In Working Capital And Other Items [abstract]
Trade and other receivables	$ 8	$ 30	$ 102	$ 65
Prepaid expenses and other current assets	15	18	(1)	(8)
Other financial assets	1	2	18	41
Payables, accruals and provisions	(46)	(40)	(175)	(275)
Deferred revenue	89	(21)	57	(54)
Other financial liabilities	0	(2)	(18)	(41)
Income taxes	(24)	23	860	62
Other	(28)	(17)	(43)	(40)
Total	$ 15	$ (7)	$ 800	$ (250)